Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Land	$ 107,171	$ 110,332
Buildings and equipment	691,457	709,408
Accumulated depreciation	83,137	76,028
Cash and cash equivalents	28,033	33,431
Restricted cash	18,367	11,751
Tenant accounts receivable	2,301	2,254
Deferred expenses	4,875	4,137
Acquired intangible assets	33,909	42,097
Deferred rent receivable	4,772	4,816
Prepaid expenses and other assets	1,118	816
Mortgage notes payable and other debt payable	582,495	592,804
Accounts payable and other accrued expenses	9,214	10,377
Accrued interest	4,265	2,541
Accrued real estate taxes	1,132	2,162
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	4,147,140	4,135,635
Common stock, shares outstanding	4,147,140	4,135,635
Variable Interest Entity
Land	32,593	32,593
Buildings and equipment	230,931	238,500
Accumulated depreciation	(22,143)	(24,846)
Cash and cash equivalents	2,462	2,637
Restricted cash	2,936	1,454
Tenant accounts receivable	1,025	1,164
Deferred expenses	952	1,113
Acquired intangible assets	5,058	5,568
Deferred rent receivable	1,013	711
Prepaid expenses and other assets	345	442
Mortgage notes payable and other debt payable	189,695	191,288
Accounts payable and other accrued expenses	2,709	2,536
Accrued interest	921	928
Accrued real estate taxes	$ 574	$ 477